SCHEDULE OF DISCONTINUED OPERATIONS OF INCOME STATEMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Discontinued Operations and Disposal Groups [Abstract]
Revenues	$ 1,445	$ 6,915	$ 9,483
Less: Cost of revenues	(13,988)	(31,741)	(42,246)
Gross loss	(12,543)	(24,826)	(32,763)
Total operating expenses	108,762	30,029	52,369
Loss from discontinued operations	(121,305)	(54,855)	(85,132)
Total other income, net	20,568	(11,725)	(9,776)
Loss from discontinued operation before income taxes	(100,737)	(66,580)	(94,908)
Income tax expenses from operations
Net loss from discontinued operations	$ (100,737)	$ (66,580)	$ (94,908)